Related-party transactions (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr) person	Dec. 31, 2024 CHF (SFr) person	Dec. 31, 2023 CHF (SFr) person
Related-party transactions
Number of individuals, Board of Directors | person	6	6	8
Number of individuals, Executive Management | person	3	7	7
Short-term employee benefits	SFr 3,533	SFr 5,071	SFr 4,661
Post-employment benefits	418	476	446
Share-based compensation	3,051	3,571	3,251
Total compensation	SFr 7,002	SFr 9,118	SFr 8,358